Employee benefit obligations - Narrative (Details) SFr in Millions	12 Months Ended
Dec. 31, 2022 CHF (SFr)
Disclosure of defined benefit plans [abstract]
Estimate of contributions expected to be paid to plan for next annual reporting period	SFr 6.6
Employee benefit expenses	SFr 1.3